Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023
Non-current assets
Goodwill	€ 1,564,791	€ 1,593,917
Intangible assets (other than goodwill)	1,661,224	1,705,736
Property, plant and equipment	295,303	286,053
Right-of-use assets	148,245	122,984
Deferred tax assets	0	0
Other assets	52,045	38,234
Total non-current assets	3,721,608	3,746,924
Current assets
Inventories	644,367	595,092
Right to return assets	1,138	1,132
Trade and other receivables	79,497	91,764
Current tax assets	10,108	10,361
Other current assets	36,849	37,789
Cash and cash equivalents	169,379	344,408
Total current assets	941,338	1,080,546
Total assets	4,662,946	4,827,470
Shareholders' equity
Ordinary shares	0	182,721
Share premium	2,524,231	1,894,384
Treasury shares	(343,645)
Other capital reserve	68,985	65,394
Retained earnings	218,822	225,976
Accumulated other comprehensive income	(6,464)	32,113
Total shareholders' equity	2,461,930	2,400,589
Non-current liabilities
Loans and borrowings	1,292,785	1,815,695
Tax receivable agreement liability	333,204
Lease liabilities	124,319	103,049
Provisions for employee benefits	2,745	2,716
Other provisions	1,807	2,074
Deferred tax liabilities	109,543	109,794
Deferred income	13,299	10,634
Other liabilities	4,688	4,338
Total non-current liabilities	1,882,389	2,048,300
Current liabilities
Loans and borrowings	23,408	37,343
Lease liabilities	31,781	27,010
Trade and other payables	104,219	123,012
Accrued liabilities	23,057	38,645
Other financial liabilities	913	7,085
Other provisions	24,574	36,495
Contract liabilities	14,995	7,018
Current tax liabilities	83,659	83,332
Deferred income	0	2,680
Other current liabilities	12,021	15,961
Total current liabilities	318,626	378,581
Total liabilities	2,201,015	2,426,881
Total shareholders' equity and liabilities	€ 4,662,946	€ 4,827,470